BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
BUSINESS COMBINATIONS
NOTE 3:-	BUSINESS COMBINATIONS

Acquisition of Venafi

On October 1, 2024, the Company completed the acquisition of all outstanding shares of Venafi. The Company expects to combine Venafi’s machine identity management capabilities with the Company’s leading identity security capabilities including its Secret Management offerings, to establish a unified platform for end-to-end machine identity security at enterprise scale. The acquisition date fair value of the consideration transferred amounted to $1.66 billion in a combination of $1.02 billion in cash and 2,285,076 of the Company ordinary shares with an aggregate value of $639.1 million. Issuance costs amounted to $190 and were classified to Additional Paid in Capital.

Acquisition related expenses of $21.8 million were expensed by the Company in general and administrative expenses in its consolidated statements of comprehensive loss for the year ended December 31, 2024.

The consolidated statements of comprehensive loss include $47.1 million of revenue and $13.8 million of operating loss attributable to Venafi for the year ended December 31, 2024.

The transaction was accounted for as a business combination in accordance with ASC No. 805, “Business Combinations.” The total purchase price was preliminarily allocated using information currently available to the Company and may be subject to change as additional information is received during the respective measurement period, up to one year from the acquisition date. Preliminary allocation of the purchase price to the tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date is as follows:

Fair Value
Cash and Cash Equivalents	$35,940
Accounts Receivable, net	48,690
Other Assets	8,910
Intangible Assets, net	543,575
Goodwill	1,164,133
Deferred Revenue	(60,652)
Other Liabilities	(25,486)
Deferred Tax Liability	(55,366)
Total Purchase Consideration	$1,659,744

The excess of the purchase price over the tangible assets acquired, the identifiable intangible asset acquired and assumed liabilities was recorded as goodwill. We believe that the amount of goodwill reflects the expected synergistic benefits of being able to leverage the technology acquired with our existing solutions offerings and being able to successfully market and sell to our customer base. Goodwill is not expected to be deductible for income tax purposes.

The following table presents the identified intangible asset acquired:

	Fair Value	Estimated useful life (in years)
Technology (1)	377,076	5
Customer Relationship (2)	154,962	8
Trademark (1)	7,029	1

(1)	The income approach, specifically the relief from royalty method, was used to evaluate the fair value of the technology and trademark assets identified in the transaction.

(2)	The income approach, specifically the multi-period excess earnings method (MEEM), was used to evaluate the fair value of the customer relationships identified in the transaction.

Unaudited Pro Forma Financial Information

The following pro forma financial information presents the combined results of operations of CyberArk and Venafi as if the acquisition had occurred on January 1, 2023, after giving effect to certain pro forma adjustments.

The pro forma financial information does not reflect any adjustments for anticipated expense savings or revenue generating synergies resulting from the acquisition and is not necessarily indicative of the operating results that would have actually occurred had the transaction been consummated on January 1, 2023.

	Year Ended December 31,
	2023	2024
Revenues	$905,859	$1,125,356
Net loss	$(104,808)	$(133,939)

The unaudited pro forma financial information presented is for informational purposes only and is not necessarily indicative of the results of operations that would have been achieved if the Venafi acquisition was completed at the beginning of fiscal year 2023 and is not indicative of the future operating results of the combined company. The pro forma results include adjustments related to purchase accounting, primarily amortization of acquisition-related intangible assets.

2022 Acquisitions

In March 2022, the Company acquired all of the share capital of AAPI1, Inc., a Delaware corporation ("Aapi"), for total gross consideration of $17,689. The Company acquired Aapi to bolster Identity Lifecycle Management capabilities and broaden Identity Automation and Orchestration capabilities across its Identity Security Platform. Aapi specializes in the field of automation of identity. With identity automation, embedded App functions and micro access control, Aapi develops an identity, communications and incident response platform. The Company expensed the related acquisition costs of $252 in General and Administrative. The Company accounted for the acquisition as business combination in accordance with ASC No. 805, "Business Combinations." Goodwill generated from this business combination is primarily attributable to the assembled workforce and expected post-acquisition synergies from integrating Aapi`s technology into the Company`s portfolio. Pro forma results of operations have not been presented because the acquisition was not material to the Company's results of operations.

In July 2022, the Company acquired all of the share capital of C3M, LLC ("C3M") for total gross consideration of $28,298. CyberArk acquired C3M to strengthen the Company’s platform by offering cloud privilege security offerings and further expand the Company’s capabilities. C3M specializes in multi-cloud security and compliance solutions. The Company expensed the related acquisition costs of $1,992. The Company accounted for the acquisition as business combination in accordance with ASC No. 805, "Business Combinations." Goodwill generated from this business combination is primarily attributable to the assembled workforce and expected post-acquisition synergies from integrating C3M`s technology into the Company`s portfolio. Pro forma results of operations have not been presented because the acquisition was not material to the Company's results of operations.